BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

Brighter Sky Limited (“Brighter Sky”) was incorporated in the Cayman Islands on June 16, 2006 under the Cayman Islands Companies Law as an exempted company with limited liability. By a shareholder’s resolution passed on September 28, 2007 and on August 11, 2008, the name of Brighter Sky Limited was changed to China Nuokang Bio-Pharmaceutical Pty and was subsequently changed to China Nuokang Bio-Pharmaceutical Inc. (the “Company”). Upon incorporation, Brighter Sky was 90% owned by Anglo China Bio-Technology Investment Holdings Limited (“Anglo China”) and 10% owned by Britain Ukan Technology Investment Holdings (Group) Limited (“Ukan Technology”), both of which are wholly-owned by Mr. Xue Bai Zhong (“Mr. Xue”).

On December 20, 2007, the Company issued convertible redeemable preference shares to two investors (Note 17).

On December 9, 2009, the Company completed its initial public offering of 4,526,979 American Depositary Shares (“ADS”) at US$9.0 per ADS. Each ADS comprises eight ordinary shares. The net proceeds to the Company from the offering amounted to RMB239,629,419 (US$38,073,280), net of issuance costs paid and payable.

The Company and its subsidiaries and variable interest entity (the “VIE”) (collectively, the “Group”) are principally engaged in research, development, manufacture and distribution of pharmaceutical products in the People’s Republic of China (the “PRC”).

As of December 31, 2011, the consolidated financial statements of the Company include the following subsidiaries:

Name	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ownership			Principal activities
			December 31 2010 and 2011
			Direct	Indirect
Surplus International Investments Limited (“Surplus International”)	August 26, 2005	Hong Kong	100%	—		Investment holding

Liaoning Nuokang Bio-Pharmaceutical Co., Ltd. (“Liaoning Nuokang”)	November 7, 1997	The PRC	—	100%		Sourcing and processing of raw materials for Penglai Nuokang

Shenyang Shouzheng Bio-Technology Co., Ltd. (“Shenyang Shouzheng”)	October 22, 2001	The PRC	—	100%		Performing research and development activities and manufacturing of certain auxiliary raw materials for Penglai Nuokang

Penglai Nuokang Pharmaceutical Co., Ltd. (“Penglai Nuokang”)	June 7, 2002	The PRC	—	100%		Manufacturing of pharmaceutical products

Liaoning Nuokang Medicines Co., Ltd. (“Nuokang Distribution”)	December 3, 1999	The PRC	—	100	%(**)	Distribution of pharmaceutical products

Venomics Hong Kong Limited (“VHK”)	April 28, 2009	Hong Kong	—	93.7	%(*)	Investment holding

*	The Group owns a total of 93.7% equity interest, directly and indirectly, in VHK (93% direct ownership through Nuokang Distribution and 0.7% through a 10% equity interest in VHK’s parent Venomics Pty limited (“VPL”).
**	As discussed in more detail below, Nuokang Distribution had been a VIE of Penglai Nuokang since the date of its incorporation. In June 2011, all the VIE agreements were terminated and Liaoning Nuokang concurrently acquired 100% equity interest of Nuokang Distribution. As a result, Nuokang Distribution ceased to be a VIE of Penglai Nuokang and became the subsidiary of Liaoning Nuokang.

Due to restrictions placed by PRC rules and regulations on the ability of wholly-owned foreign entities to distribute pharmaceutical products in Chinese market, a series of contractual agreements were entered into in December 2007 so that the Group could conduct certain activities of distributing its pharmaceutical products via Nuokang Distribution, an entity that was established in the PRC on December 3, 1999 and became wholly-owned by Mr. Xue on October 30, 2001. On December 14, 2007, Nuokang Distribution, Mr. Xue and Penglai Nuokang, one of the Company’s wholly-owned subsidiaries, entered into a series of contractual arrangements (the “Reorganization”), including a power of attorney agreement, an exclusive technical support and management consultancy agreement, a business operation restriction agreement, an equity pledging agreement, and an equity purchase agreement (collectively, the “VIE Agreements”), which collectively enabled Penglai Nuokang to: a) exercise effective control over Nuokang Distribution through its ability to exercise all the rights of the underlying equity interests held by Mr. Xue, including voting and transfer rights; b) provide unlimited financial support to Nuokang Distribution for its operations and agree to forego the right to seek repayment in the event Nuokang Distribution fails to repay such funding; c) receive technical support and management consulting fees of 80% of Nuokang Distribution’s profit before tax, which is adjustable at the sole discretion of Penglai Nuokang; and d) have an exclusive option to purchase all or part of the equity interest held by Mr. Xue in Nuokang Distribution, to the extent permitted under PRC law at an amount equal to either (i) the registered capital of Nuokang Distribution at the time of purchase or (ii) the lowest permissible purchase price as set by PRC law. In addition, pursuant to these VIE Agreements, Mr. Xue, as the equity interest holder of Nuokang Distribution a) cannot declare any profit distributions in any form without the prior consent of Penglai Nuokang; b) must remit in full any funds received from Nuokang Distribution to Penglai Nuokang, in the event any distributions are made by Nuokang Distribution; and c) must remit in full to Penglai Nuokang any consideration received from Penglai Nuokang upon the exercise of the equity purchase option.

The following is a summary of the VIE Agreements dated December 14, 2007:

Power of attorney agreement

Mr. Xue and Penglai Nuokang entered into the power of attorney agreement whereby Mr. Xue granted an irrevocable proxy of his rights underlying his equity interests in Nuokang Distribution to a PRC natural person designated by Penglai Nuokang, which includes, but are not limited to, all the shareholder’s rights and voting rights empowered to Mr. Xue by the company law in PRC and the Company’s Article of Association.

Exclusive technical support and management consultancy agreement

Pursuant to the exclusive technical support and management consultancy agreement between Penglai Nuokang and Nuokang Distribution, Penglai Nuokang is to a) provide exclusive technical support and management consultancy services in respect of technology support service, market development, customer maintenance and financing to Nuokang Distribution; and b) provide unlimited financial support to Nuokang Distribution for its operations and agree to forego the right to seek repayment in the event Nuokang Distribution fails to repay such funding. In return, Penglai Nuokang is to receive technical support and management consulting fees of 80% of Nuokang Distribution’s profit before tax, which is adjustable at the sole discretion of Penglai Nuokang. Technical support and management consulting fees associated with this agreement amounted to RMB12,860,249, RMB5,455,540 and RMB3,039,404 (US$482,913) for the years ended December 31, 2009, 2010 and 2011, respectively.

Business operation restriction agreement

Penglai Nuokang, Nuokang Distribution and Mr. Xue, the sole shareholder of Nuokang Distribution, entered into a business operation restriction agreement, whereby restriction is imposed on the manner in which Nuokang Distribution is to conduct its operations such that it can fulfill its payment obligations under the exclusive technical support and management consultancy agreement. The restriction to be imposed mainly includes a) neither Nuokang Distribution nor Mr. Xue is permitted to enter into any transaction that will substantially impact the assets, obligations, rights or operations of Nuokang Distribution without the prior consent from Penglai Nuokang; b) Nuokang Distribution together with Mr. Xue agrees to accept from Penglai Nuokang any instructions relating to the hiring and terminating of personnel, daily operating and financial management processes, and any recommendations over hiring of directors, chief executive officer, chief finance officer and other senior management positions; and c) in the event that Nuokang Distribution seeks for guarantor over its borrowings, it shall make such request to Penglai Nuokang. Penglai Nuokang retains the right to objection. Despite the fact that Penglai Nuokang retains the contractual right to object to such request, it is the intention of the Company to facilitate such guarantee if and when such request is made.

Equity pledging agreement

Pursuant to the equity pledging agreement between Penglai Nuokang and Mr. Xue, Mr. Xue has pledged all his equity interests in Nuokang Distribution to guarantee the performance of Nuokang Distribution’s obligations under the exclusive technical support and management consultancy agreement and the business operation restriction agreement.

If Nuokang Distribution breaches its respective contractual obligations under the exclusive technology supporting and service agreement or business operating restriction agreement, Penglai Nuokang, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Xue agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interests in Nuokang Distribution without the prior consent of Penglai Nuokang.

Equity purchase agreement

Pursuant to the equity purchase agreement amongst Penglai Nuokang, Nuokang Distribution and Mr. Xue, Mr. Xue irrevocably granted Penglai Nuokang, or its designated person, an exclusive option to purchase all or part of the equity interest held by Mr. Xue in Nuokang Distribution, when and to the extent permitted under PRC law, at an amount equal to either a) the registered capital of Nuokang Distribution at the time of purchase or b) the lowest permissible purchase price as set by PRC law. Such consideration received by Mr. Xue upon the exercise of the equity purchase option is required to be remitted in full to Penglai Nuokang. Nuokang Distribution cannot declare any profit distributions in any form without the prior consent of Penglai Nuokang and Mr. Xue must remit in full any funds received from Nuokang Distribution to Penglai Nuokang, in the event any distributions are made by Nuokang Distribution.

Despite the lack of technical majority ownership, there existed a parent-subsidiary relationship between Penglai Nuokang and Nuokang Distribution through the irrevocable power of attorney agreement, whereby Mr. Xue effectively assigned all of his voting rights underlying his equity interest in Nuokang Distribution to Penglai Nuokang. In addition, through the other aforementioned agreements, Penglai Nuokang demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of Nuokang Distribution. Thus, Penglai Nuokang was also considered the primary beneficiary of Nuokang Distribution. As a result of the above, Nuokang Distribution is consolidated in the Company’s financial statements as required by ASC Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall.”

Since Nuokang Distribution and Penglai Nuokang were under common control by Mr. Xue immediately before and after the Reorganization, the transaction was accounted for as a legal reorganization of entities under common control, in a manner similar to pooling of interest using historical cost. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

Due to new developments in PRC rules and regulations which removed some of the aforementioned restrictions, Penglai Nuokang, Nuokang Distribution and Mr. Xue entered into a series of agreements in June 2011 to terminate the VIE Agreements. Simultaneously, Penglai Nuokang designated Liaoning Nuokang to exercise the purchase option to acquire 100% equity interests of Nuokang Distribution from Mr. Xue with a cash consideration of RMB11,736,205 (US$1,864,695). Mr. Xue then remitted in full the consideration received from Liaoning Nuokang to Penglai Nuokang. Nuokang Distribution remains ultimately controlled by the Company through Penglai Nuokang and Liaoning Nuokang, respectively, before and after the termination of VIE Agreements and the Group consolidates Nuokang Distribution after the termination of VIE Agreements under the direct voting interest model in accordance with ASC 810-10.

The following tables set forth the assets, liabilities and results of operations of the VIE and its subsidiary included in the Company’s consolidated balance sheets and statements of operations:

As of December 31,
2010
(RMB’000)

Total assets	227,651
Current	176,279
Non-current	51,372

Total liabilities	218,769
Current	217,769
Non-current	1,000

	For the Years Ended December 31,
	2009	2010	2011 (i)
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Total revenue	188,715	202,957	89,818	14,271
Net income	1,997	613	218	35

(i)	For the year ended December 31, 2011, the revenue and net income were for the period ended June 30, 2011 when Nuokang Distribution ceased to be the VIE and started to be consolidated under the direct voting interest model.

In addition, the Group has not provided any financial support that was not previously contractually required to provide during any of the years presented.